Issued Debt Instruments and Other Financial Liabilities (Details 5) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Notional amount	$ 377,131,597	$ 241,467,084
Senior Bonds [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 10,000,000,000	$ 12,890,000,000
Issuance date	Feb. 12, 2019	Jan. 04, 2018
SeniorBonds1Member | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 30,000,000,000	$ 4,600,000,000
Issuance date	Feb. 14, 2019	Jan. 04, 2018
Senior Bonds 2 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 4,200,000,000
Issuance date	Feb. 19, 2019
Senior Bonds 2 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 24,000
Issuance date		Jan. 22, 2018
Senior Bonds 3 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 14,240,000,000
Issuance date	Feb. 22, 2019
Senior Bonds 3 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 484,000
Issuance date		Apr. 05, 2018
Senior Bonds 4 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 30,000,000
Issuance date	Feb. 22, 2019
Senior Bonds 4 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 184,000
Issuance date		Apr. 06, 2018
Senior Bonds 5 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 10,000,000
Issuance date	Feb. 22, 2019
Senior Bonds 5 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 216,000
Issuance date		Apr. 23, 2018
Senior Bonds 6 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 11,800,000,000
Issuance date	Mar. 01, 2019
Senior Bonds 6 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 4,000
Issuance date		Apr. 24, 2018
Senior Bonds 7 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 40,080,000,000
Issuance date	Mar. 04, 2019
Senior Bonds 7 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 262,000
Issuance date		Apr. 25, 2018
Senior Bonds 8 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 20,000,000,000
Issuance date	Mar. 05, 2019
Senior Bonds 8 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount		$ 800,000
Issuance date		May 10, 2018
Senior Bonds 9 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 156,000
Issuance date	Mar. 15, 2019
Senior Bonds 9 [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount		$ 3,090,000
Issuance date		Jun. 07, 2018
Senior Bonds 10 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 418,000
Issuance date	Mar. 19, 2019
Senior Bonds 10 [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount		$ 250,000,000
Issuance date		Dec. 11, 2018
Senior Bonds 11 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 6,710,000,000
Issuance date	Mar. 20, 2019
Senior Bonds 12 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 154,000
Issuance date	Mar. 20, 2019
Senior Bonds 13 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 100,000
Issuance date	Mar. 21, 2019
Senior Bonds 14 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 100,000
Issuance date	Mar. 25, 2019
Senior Bonds 15 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 90,000
Issuance date	Mar. 26, 2019
Senior Bonds 16 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 3,950,000,000
Issuance date	Apr. 08, 2019
Senior Bonds 17 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 409,000
Issuance date	Apr. 10, 2019
Senior Bonds 18 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 55,000
Issuance date	Apr. 16, 2019
Senior Bonds 19 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 130,000,000
Issuance date	Apr. 17, 2019
Senior Bonds 20 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 330,000,000
Issuance date	Apr. 18, 2019
Senior Bonds 21 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 14,880,000,000
Issuance date	May 16, 2019
Senior Bonds 22 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 9,000
Issuance date	May 16, 2019
Senior Bonds 23 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 1,000
Issuance date	Jun. 13, 2019
Senior Bonds 24 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 10,960,000,000
Issuance date	Oct. 01, 2019
Senior Bonds 25 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 100,000,000
Issuance date	Oct. 02, 2019
Senior Bonds 26 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 60,000,000
Issuance date	Oct. 04, 2019
Senior Bonds 27 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 15,220,000,000
Issuance date	Nov. 05, 2019
Senior Bonds 28 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 3,620,000,000
Issuance date	Nov. 07, 2019
Senior Bonds 29 [Member] | Chile, Pesos
Statement Line Items [Line Items]
Notional amount	$ 5,320,000,000
Issuance date	Nov. 13, 2019
Senior Bonds 30 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 2,977,000
Issuance date	Nov. 14, 2019
Senior Bonds 31 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 340,000
Issuance date	Nov. 28, 2019
Senior Bonds 32 [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Notional amount	$ 105,000
Issuance date	Dec. 02, 2019